Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2020 Fund	May 30, 2024
Fidelity Flex Freedom Blend 2020 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.27%
Past 5 years	6.89%
Since Inception	5.53%	[1]
Fidelity Flex Freedom Blend 2020 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.17%
Past 5 years	5.27%
Since Inception	3.89%	[1]
Fidelity Flex Freedom Blend 2020 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.02%
Past 5 years	4.95%
Since Inception	3.85%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.00%
F0202
Average Annual Return:
Past 1 year	12.87%
Past 5 years	6.64%
Since Inception	5.44%

[1]	A From June 8, 2017 .